Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2015		2014
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 54,432	1.28%	$ 128,350	6.79%
British pound	(70,474)	(1.65)	783,671	41.47
Canadian dollar	382,071	8.97	170,686	9.03
Czech koruna	-	-	9,022	0.48
Euro	258,636	6.07	598,654	31.68
Hong Kong dollar	73,989	1.74	52,989	2.80
Hungarian forint	-	-	(200,728)	(10.62)
Japanese yen	183,109	4.30	62,508	3.31
Korean won	14,676	0.34	225,094	11.91
Malaysian ringgit	9,270	0.22	(122)	(0.01)
Norwegian krone	(53,793)	(1.26)	13,190	0.70
Polish zloty	(145,789)	(3.42)	(350,211)	(18.53)
Singapore dollar	(11,349)	(0.27)	6,043	0.32
South African rand	70,730	1.66	(35,083)	(1.86)
Swedish krona	33,757	0.79	30,949	1.64
Turkish lira	(21,000)	(0.49)	(199,049)	(10.53)
U.S. dollar	3,481,589	81.72	593,541	31.42

Total	$ 4,259,854	100.00%	$ 1,889,504	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 1,935,820	$ (429,585)	$ 1,506,235
Grains	48	-	347,695	(10,900)	336,843
Interest rates	1,030,409	(1,329,031)	-	(1,156)	(299,778)
Livestock	-	-	-	(88,790)	(88,790)
Metals	449,863	(52,819)	657,070	(483,736)	570,378
Softs	115,553	(74,163)	100	(73,815)	(32,325)
Stock indices	857,616	(274,614)	119,246	(32,640)	669,608

Total futures contracts	2,453,489	(1,730,627)	3,059,931	(1,120,622)	2,662,171

Forward currency contracts	736,739	(1,840,774)	3,851,664	(1,149,946)	1,597,683

Total futures and
forward currency contracts	$ 3,190,228	$ (3,571,401)	$ 6,911,595	$ (2,270,568)	$ 4,259,854

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 762,163	$ (30,347)	$ 731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$ 4,182,496	$ (5,877,380)	$ 5,445,970	$ (1,861,582)	$ 1,889,504

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2015	2014	2013

Futures contracts:
Energies	$ 8,983,430	$ 2,981,313	$ (9,244,714)
Grains	(2,597,497)	3,623,367	2,931,562
Interest rates	7,669,389	37,531,206	(31,272,082)
Livestock	159,030	893,890	47,540
Metals	5,411,115	(2,488,313)	(3,039,993)
Softs	779,782	2,095,657	1,364,117
Stock indices	(87,413)	2,913,996	41,701,461

Total futures contracts	20,317,836	47,551,116	2,487,891

Forward currency contracts	51,738	1,318,519	(16,423,701)

Total futures and forward currency contracts	$ 20,369,574	$ 48,869,635	$ (13,935,810)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2015		2014		2013
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 1,449,651	$ 19,980,201	$ 58,506,140	$ 36,503,884	$ 71,637,547	$ 48,300,516
Grains	4,514,320	9,729,741	18,708,435	17,339,007	25,104,204	28,410,091
Interest rates	443,862,760	19,265,790	684,099,838	29,797,825	763,634,747	98,936,097
Livestock	312,778	1,891,970	6,012,536	2,708,046	3,945,350	7,746,144
Metals	2,425,751	25,691,322	32,405,876	13,151,885	34,532,110	36,657,310
Softs	2,068,245	4,421,026	5,798,787	7,150,901	9,004,985	17,986,347
Stock indices	139,974,824	10,986,473	264,077,146	6,713,147	394,409,752	4,163,167

Total futures
contracts	594,608,329	91,966,523	1,069,608,758	113,364,695	1,302,268,695	242,199,672

Forward currency
contracts	56,830,540	97,872,490	228,857,494	65,941,926	395,040,766	138,986,355

Total average
notional	$ 651,438,869	$ 189,839,013	$ 1,298,466,252	$ 179,306,621	$ 1,697,309,461	$ 381,186,027

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2015

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 1,820,652	$ (1,308,411)	$ 512,241
Counterparty I	3,692,768	(1,542,838)	2,149,930
Total futures contracts	5,513,420	(2,851,249)	2,662,171

Forward currency contracts
Counterparty G	3,495,118	(1,769,224)	1,725,894

Total assets	$ 9,008,538	$ (4,620,473)	$ 4,388,065

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 1,221,496	$ (1,093,285)	$ 128,211

Total liabilities	$ 1,221,496	$ (1,093,285)	$ 128,211

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 512,241	$ -	$ (512,241)	$ -
Counterparty G	1,725,894	-	-	1,725,894
Counterparty I	2,149,930	-	(2,149,930)	-

Total	$ 4,388,065	$ -	$ (2,662,171)	$ 1,725,894

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 128,211	$ -	$ (128,211)	$ -

Total	$ 128,211	$ -	$ (128,211)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2015.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,697,244	$ (898,740)	$ 1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381

Total assets	$ 7,465,481	$ (4,891,899)	$ 2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 2,847,063	$ (2,162,985)	$ 684,078

Total liabilities	$ 2,847,063	$ (2,162,985)	$ 684,078

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,798,504	$ -	$ (1,798,504)	$ -
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$ 2,573,582	$ -	$ (2,573,582)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 684,078	-	$ (684,078)	-

Total	$ 684,078	$ -	$ (684,078)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014.